                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here is Amendment [_]; Amendment Number:
  The Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:     First Interstate Bank
Address:  401 North 31st Street
          Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. McCann
Title:    Vice President
Phone:    406-255-5132
Signature, Place, and Date of Signing:

  /s/ Richard A. McCann          Billings, MT            January 9, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                               13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                   0

Form 13F Information Table Entry Total:            99

Form 13F Information Table Value Total:  $331,624,353

List of Other Included Managers:                 NONE

13 F Report Of Managed Assets

                                                                           INVESTMENT DIRECTION   VOTING AUTHORITY
NAME OF ISSUER                       TYPE    CUSIP   MARKET VALUE SHARES/P  SOLE   SHARED OTHER  SOLE   SHARED OTHER
Abbott Laboratories                 Equity 002824100  5,067,015    77,359   70,180  7,179 0      74,003  1,382 1,974
Alcoa Inc                           Equity 013817101    151,466    17,450   17,450      0 0      17,450      0     0
Altria Group Inc                    Equity 02209S103    475,844    15,135   12,285  2,850 0      12,795      0 2,340
American Express Company            Equity 025816109    279,640     4,865    4,865      0 0       4,865      0     0
Amgen Inc                           Equity 031162100    344,369     3,995    3,995      0 0       3,995      0     0
Angle Energy Inc                    Equity 034760207     64,854    18,000        0 18,000 0           0 13,000 5,000
Apache Corporation                  Equity 037411105  4,050,757    51,602   49,168  2,434 0      51,192      0   410
Apple Computer Inc                  Equity 037833100 11,519,417    21,646   20,353  1,293 0      21,380      0   266
BB&T Corporation                    Equity 054937107  3,259,621   111,976  106,254  5,722 0     111,614      0   362
BP PLC Formerly BP Amoco PLC
  Sponsored ADR                     Equity 055622104    218,901     5,257    4,010  1,247 0       5,257      0     0
Baker Hughes Inc                    Equity 057224107  5,908,130   144,638  138,325  6,313 0     144,174      0   464
Bankers Petroleum Ltd               Equity 066286303     65,200    20,000        0 20,000 0           0 20,000     0
Berkshire Hathaway Inc Del Cl A     Equity 084670108    536,240         4        0      4 0           4      0     0
Berkshire Hathaway Inc - Cl B       Equity 084670702  5,774,886    64,380   59,357  5,023 0      64,053    100   227
BHP Billiton Limited ADR            Equity 088606108  4,243,698    54,115   51,305  2,810 0      53,698      0   417
Bristol Myers Squibb Company        Equity 110122108    567,359    17,409   15,059  2,350 0      17,409      0     0
Canadian Energy Services &
  Technology Corp                   Equity 13566W108    139,568    13,000        0 13,000 0           0  8,000 5,000
Caterpillar Inc                     Equity 149123101  6,021,781    67,201   63,076  4,125 0      66,474      0   727
Celgene Corp                        Equity 151020104  5,031,026    64,114   60,315  3,799 0      63,520      0   594
Chevron Corp                        Equity 166764100  8,662,879    80,108   75,497  4,611 0      78,950    397   761
Cisco Systems Inc                   Equity 17275R102  6,162,464   313,621  296,313 17,308 0     308,384      0 5,237
Citigroup Inc                       Equity 172967424  6,954,411   175,794  166,666  9,128 0     174,561      0 1,233
Coca Cola Company                   Equity 191216100    402,158    11,094   11,094      0 0      11,094      0     0
Costco Wholesale Corporation        Equity 22160K105  4,352,808    44,088   41,099  2,989 0      43,564      0   524
Danaher Corporation                 Equity 235851102    273,686     4,896    4,896      0 0       4,896      0     0
Deere & Company                     Equity 244199105  5,552,226    64,247   60,911  3,336 0      63,830      0   417
Disney Walt Co Holdings             Equity 254687106  5,043,926   101,304   95,780  5,524 0     100,229      0 1,075
Du Pont E I De Nemours & Company    Equity 263534109  4,251,098    94,514   88,965  5,549 0      93,537      0   977
EMC Corporation                     Equity 268648102  7,118,813   281,376  265,810 15,566 0     277,951      0 3,425
Emerson Electric Company            Equity 291011104  5,489,251   103,649   97,907  5,742 0     102,734      0   915
Exelon Corporation                  Equity 30161N101  5,217,199   175,427  165,958  9,469 0     173,630      0 1,797

  FIBWM                                                           Page 1 of 4

13 F Report Of Managed Assets

                                                                             INVESTMENT DIRECTION      VOTING AUTHORITY
NAME OF ISSUER                       TYPE    CUSIP   MARKET VALUE SHARES/P    SOLE    SHARED  OTHER   SOLE    SHARED OTHER
Exxon Mobil Corporation             Equity 30231G102  8,666,078     100,128    93,679   6,449 0        99,233     0     895
First Interstate Bancsystem Inc -
  Cl A                              Equity 32055Y201    477,759      30,963    26,332   4,631 0        24,922     0   6,041
Fluor Corporation                   Equity 343412102    419,345       7,139     7,139       0 0         7,139     0       0
Ford Motor Company                  Equity 345370860  8,070,932     623,238   589,543  33,695 0       616,952     0   6,286
General Electric Company            Equity 369604103  5,650,235     269,187   252,596  16,591 0       267,052     0   2,135
Gilead Sciences Inc.                Equity 375558103  3,105,760      42,284    40,426   1,858 0        42,148     0     136
Glacier Bancorp Inc                 Equity 37637Q105    240,891      16,376    16,376       0 0        13,912     0   2,464
Goldcorp Inc                        Equity 380956409    368,395      10,038       338   9,700 0           338 8,000   1,700
Goldman Sachs High Quality
  Floating Rate Fund                Equity 38141W208    758,174      86,451    78,893   7,558 0        86,451     0       0
Google Inc                          Equity 38259P508    414,525         586       547      39 0           586     0       0
Harbor Commodity Real Return
  Strategy Fd- Ins                  Equity 411511397 14,152,283   1,987,680 1,870,516 117,164 0     1,976,576 4,730   6,375
Heartland Financial USA Inc         Equity 42234Q102    226,381       8,657     8,657       0 0         4,328     0   4,329
Home Depot Inc                      Equity 437076102    237,937       3,847     1,960   1,887 0         2,360     0   1,487
Huntington Bancshares Inc           Equity 446150104  3,323,445     520,101   495,246  24,855 0       518,308     0   1,793
Illinois Tool Works Inc             Equity 452308109  5,205,883      85,609    80,949   4,660 0        85,257     0     352
Intel Corporation                   Equity 458140100  4,516,378     219,029   203,839  15,190 0       216,503     0   2,526
International Business Machines
  Corporation                       Equity 459200101  7,265,492      37,930    35,974   1,956 0        37,535     0     395
iShares S&P Pref Stock Index Fund   Equity 464288687  2,840,318      71,689    71,339     350 0        70,989     0     700
JP Morgan Chase & Company           Equity 46625H100 10,862,962     247,059   234,133  12,926 0       245,059     0   2,000
Johnson Controls Inc                Equity 478366107  4,164,495     135,784   129,108   6,676 0       135,349     0     435
JPMorgan High Yield Fund - Inst     Equity 4812C0803    762,760      93,705    93,705       0 0        93,705     0       0
MDU Resources Group Inc             Equity 552690109  1,535,758      72,305    10,619  61,686 0        10,619     0  61,686
Marathon Oil Corporation            Equity 565849106    214,191       6,986     6,986       0 0         6,443   543       0
McDonalds Corporation               Equity 580135101  7,685,737      87,130    82,816   4,314 0        86,258     0     872
McKesson Corporation                Equity 58155Q103  5,939,770      61,260    58,002   3,258 0        60,637     0     623
Merck & Co Inc                      Equity 58933Y105    292,189       7,137       647   6,490 0         1,637 2,500   3,000
Microsoft Corporation               Equity 594918104  4,053,010     151,743   137,685  14,058 0       144,535 1,000   6,208
Mondelez International Inc          Equity 609207105  4,462,837     175,335   164,720  10,615 0       173,628     0   1,707
National Oilwell Varco Inc          Equity 637071101    421,993       6,174     6,074     100 0         6,174     0       0
Newmont Mining                      Equity 651639106    221,565       4,771     4,771       0 0         4,771     0       0
NextEra Energy Inc                  Equity 65339F101  5,373,088      77,657    72,821   4,836 0        76,619     0   1,038

  FIBWM                                                           Page 2 of 4

13 F Report Of Managed Assets

                                                                           INVESTMENT DIRECTION     VOTING AUTHORITY
NAME OF ISSUER                       TYPE    CUSIP   MARKET VALUE SHARES/P  SOLE   SHARED  OTHER  SOLE   SHARED  OTHER
Norfolk Southern Corporation        Equity 655844108    265,912     4,300    4,300       0 0       4,300      0       0
Northern Trust Corporation          Equity 665859104  4,243,135    84,592   79,770   4,822 0      84,370      0     222
Oracle Corporation                  Equity 68389X105  6,633,845   199,095  189,384   9,711 0     197,578      0   1,517
Oppenheimer Developing Markets
  Fund - Y                          Equity 683974505 25,715,722   737,263  694,046  43,217 0     728,716  4,243   4,304
Osisko Mining Corp                  Equity 688278100    120,450    15,000        0  15,000 0           0 13,000   2,000
PHX Energy Services Corp            Equity 6933BU101     90,895    10,000        0  10,000 0           0 10,000       0
Pace Oil and Gas Ltd                Equity 69374D104    133,596    40,855        0  40,855 0           0 35,855   5,000
Penney J C Inc                      Equity 708160106    244,404    12,400   12,400       0 0      12,400      0       0
Pepsico Inc                         Equity 713448108  6,498,592    94,967   90,089   4,878 0      94,257      0     710
Philip Morris International         Equity 718172109  5,309,551    63,481   60,189   3,292 0      63,241      0     240
Plum Creek Timber Company Inc       Equity 729251108    273,630     6,167    6,167       0 0       6,167      0       0
Poseidon Concepts Corp              Equity 73731R103    113,280    80,000        0  80,000 0           0 60,000  20,000
Procter & Gamble Company            Equity 742718109  7,634,231   112,450  106,934   5,516 0     112,096      0     354
Qualcomm Inc                        Equity 747525103  5,859,341    94,720   89,285   5,435 0      93,981      0     739
RidgeWorth Instl US Gov Sec Ultra
  Shrt Bond-I                       Equity 76628T439  1,659,621   163,188  143,379  19,809 0     161,223  1,965       0
Roche Holdings LTD Spons ADR        Equity 771195104  4,488,386    89,314   84,640   4,674 0      88,490      0     824
Schlumberger Limited                Equity 806857108  7,049,816   101,731   95,495   6,236 0     100,160      0   1,571
Silver Wheaton Corporation          Equity 828336107    414,920    11,500      500  11,000 0         500 11,000       0
TCW Select Equities Fund - Inst     Equity 87234N302  3,606,287   178,352  174,423   3,930 0     175,342      0   3,010
Target Corporation                  Equity 87612E106  4,980,694    84,176   79,227   4,949 0      83,014      0   1,162
Teva Pharmaceutical Industries
  Limited ADR                       Equity 881624209  3,333,304    89,269   83,970   5,299 0      88,444      0     825
3M Company                          Equity 88579Y101    226,275     2,437    2,137     300 0       2,437      0       0
Travelers Companies Inc             Equity 89417E109    351,918     4,900    4,450     450 0       4,900      0       0
ML Arthur Street Fund III           Equity 8Y3L49998    207,460       230      230       0 0         230      0       0
Twin Butte Energy LTD               Equity 901401307    103,600    40,000        0  40,000 0           0 35,000   5,000
U S Bancorp Del                     Equity 902973304  4,947,187   154,890  146,390   8,500 0     153,009      0   1,881
Unitedhealth Group Inc              Equity 91324P102  6,590,702   121,510  116,375   5,135 0     120,957      0     553
Vanguard Short- Term Federal Fund-
  Adm                               Equity 922031844  1,793,955   166,107  155,383  10,724 0     163,778  2,298      31
Vangaurd Growth Index Fund- Signal  Equity 922908470    271,808     8,011        0   8,011 0       8,011      0       0
Wells Fargo & Company               Equity 949746101    411,664    12,044   11,644     400 0      12,044      0       0
Sugarland Enterprises Inc           Equity 998000483  2,309,980   115,499        0 115,499 0           0      0 115,499

  FIBWM                                                           Page 3 of 4

13 F Report Of Managed Assets

                                                                           INVESTMENT DIRECTION     VOTING AUTHORITY
NAME OF ISSUER                       TYPE    CUSIP   MARKET VALUE SHARES/P  SOLE   SHARED  OTHER  SOLE   SHARED  OTHER
Fractional American Intl Group
  (1/100,000)                       Equity ACG874152           0   52,004   52,004       0 0      52,004       0      0
Industrias Penoles S.A. DE C.V.     Equity P55409141     250,400    5,000        0   5,000 0           0   5,000      0
Marine Harvest ASA                  Equity R2326D105      36,080   40,000        0  40,000 0           0  40,000      0
Zhaojin Mining Industry Co Ltd      Equity Y988A6104     319,140  197,000        0 197,000 0           0 180,000 17,000
Hannans Reward Ltd                  Equity ZZ7823375       3,315  195,000  195,000       0 0     195,000       0      0
Errawarra Resources LTD             Equity ZZC990137           0   50,000   50,000       0 0      50,000       0      0
                                                     331,624,353

                        * * * End Of Asset Report * * *
                 99    Assets Reported Of 41630 Assets On File

  FIBWM                                                           Page 4 of 4